Short-Term Debts (Tables)	12 Months Ended
Sep. 30, 2025
Short-Term Debts [Abstract]
Schedule of Short-Term Debts	Short-term debts consist of the following:
Bank	Annual Interest Rate	Maturity	As of September 30, 2025
N/A	N/A	N/A	—
—

Bank	Annual Interest Rate	Maturity		As of September 30, 2024
Higashi-Nippon Bank	1.55%	12/19/2023	12/25/2024	$32,810
				$32,810